Other Operating Expenses - Litigation costs - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2014 GBP (£)
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses		£ 0		£ 0
Master settlement agreement	£ 2,387	2,486		2,783
R J Reynolds Tobacco Company | Illinois | Master settlement agreement
Other Operating Expenses [Line Items]
Additional credit received						£ 26
Engle and Other Litigations Costs
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses	£ 170	54		87
Payment obligation | R J Reynolds Tobacco Company | Florida, Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses				400
Payment obligation | R J Reynolds Tobacco Company | Florida
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses				188
Master settlement agreement | $					$ 241
Payment obligation | R J Reynolds Tobacco Company | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses				£ 212
Final resolution | R J Reynolds Tobacco Company | Texas and Minnesota
Other Operating Expenses [Line Items]
Master settlement agreement		£ 12	$ 17